Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Issued Capital	Capital Reserves	Fair Value Reserves	Accumulated Deficit	Total
Balance beginning at Jan. 01, 2019	€ 624	€ 239,055	€ 2,594	€ (202,144)	€ 40,129
Exercise of share based payment awards		13			13
Equity-settled share based payment awards		1,167			1,167
Loss for the period				(8,488)	(8,488)
Other comprehensive income			24		24
Balance, ending at Jun. 30, 2019	624	240,235	2,618	(210,632)	32,845
Balance beginning at Jan. 01, 2020	762	270,451	1,962	(234,508)	38,667
Issue of common shares	83	20,859			20,942
Equity-settled share based payment awards		1,410			1,410
Loss for the period				(20,527)	(20,527)
Other comprehensive income			10		10
Balance, ending at Jun. 30, 2020	€ 845	€ 292,720	€ 1,972	€ (255,035)	€ 40,502